UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 08/31/17

Item 1. Schedule of Investments.

FRANKLIN ETF TRUST

Statement of Investments, August 31, 2017 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

	Principal
	Amount	Value

U.S. Government and Agency Securities 36.7%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$60,362	$60,386
FHLB, 1.375%, 6/12/20	1,400,000	1,391,904
FHLMC, 1.25%, 8/01/19	1,500,000	1,496,670
FHLMC, 1.25%, 10/02/19	3,500,000	3,486,298
FHLMC, 1.375%, 5/01/20	1,525,000	1,522,902
FHLMC, 2.375%, 1/13/22	1,000,000	1,027,368
FICO A-P, Strip, 10/06/17	1,000,000	998,760
FICO D-P, Strip, 9/26/19	1,585,000	1,534,727
FICO E-P, Strip, 11/02/18	225,000	221,341
FNMA, 1.75%, 6/20/19	2,000,000	2,014,156
FNMA, 1.75%, 11/26/19	1,300,000	1,309,958
FNMA, 2.625%, 9/06/24	350,000	363,577
FNMA, 6.625%, 11/15/30	250,000	362,762
FNMA, 7.125%, 1/15/30	250,000	371,536
Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,269,405
Israel Government Agency for International Development Bonds, 5.50%, 9/18/23	300,000	359,145
Overseas Private Investment Corp., A, zero cpn., 11/15/20	225,000	273,609
Private Export Funding Corp.,
senior bond, BB, 4.30%, 12/15/21	1,500,000	1,655,738
senior note, LL, 2.25%, 3/15/20	1,600,000	1,625,910
senior secured note, MM, 2.30%, 9/15/20	1,550,000	1,582,175
Residual Funding Corp., senior bond, Strip, 7/15/20	875,000	835,741
[a]U.S. Treasury Bond, Index Linked, 1.375%, 1/15/20	2,605,279	2,701,868
U.S. Treasury Note,
0.875%, 6/15/19	3,000,000	2,977,207
1.00%, 8/31/19	1,500,000	1,490,566
1.00%, 11/15/19	3,000,000	2,977,617
1.25%, 3/31/19	2,700,000	2,697,732
1.375%, 1/15/20	4,000,000	4,001,172
1.50%, 5/31/19	1,500,000	1,504,805
1.50%, 11/30/19	2,500,000	2,508,350
1.50%, 4/15/20	1,500,000	1,504,336
1.625%, 12/31/19	1,500,000	1,509,170
[a]Index Linked, 0.125%, 1/15/23	1,104,709	1,107,166
[a]Index Linked, 0.125%, 7/15/24	4,642,155	4,627,676
[a]Index Linked, 0.625%, 7/15/21	2,173,600	2,239,686
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	120,000	121,491

Total U.S. Government and Agency Securities (Cost $55,544,629)		55,732,910

Mortgage-Backed Securities 60.6%
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 18.0%
FHLMC, 2.566%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/29	40,806	42,999
FHLMC, 2.719%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	276,193	291,001
FHLMC, 2.725%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	327,656	345,869
FHLMC, 2.736%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	64,917	68,538
FHLMC, 2.764%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/36	447,493	471,791
FHLMC, 2.766%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	39,069	41,131
FHLMC, 2.791%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/35	295,564	312,047
FHLMC, 2.838%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	24,673	26,066
FHLMC, 2.843%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/34	75,748	79,923
FHLMC, 2.863%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/34	215,897	227,909
FHLMC, 2.878%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/36	54,431	57,361
FHLMC, 2.903%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/27	1,967	2,014

libertyshares.com

Quarterly Statement of Investments | See Notes to Statement of Investments. 1

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 2.906%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/38	$143,103	$149,906
FHLMC, 2.914%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/38	252,408	267,702
FHLMC, 2.93%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/33	14,474	15,254
FHLMC, 2.938%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/33	101,677	107,952
FHLMC, 2.948%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/35	293,487	309,847
FHLMC, 2.954%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/38	854,551	900,107
FHLMC, 2.967%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/37	1,022,332	1,076,999
FHLMC, 2.977%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/36	388,910	410,431
FHLMC, 2.987%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/33	78,113	81,612
FHLMC, 3.024%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/35	20,895	22,067
FHLMC, 3.051%, (12-month USD LIBOR +/- MBS margin), 3/01/35	309,151	321,223
FHLMC, 3.065%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/36	37,849	40,022
FHLMC, 3.068%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/35	922,622	973,285
FHLMC, 3.088%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/33	162,173	169,736
FHLMC, 3.094%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/35	75,721	79,862
FHLMC, 3.096%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/30	488	497
FHLMC, 3.098%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/35	32,560	34,417
FHLMC, 3.105%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/36	132,744	140,364
FHLMC, 3.107%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	5,466	5,722
FHLMC, 3.116%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/29	590,957	617,532
FHLMC, 3.126%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/28	1,762	1,853
FHLMC, 3.132%, (12-Month USD LIBOR +/- MBS margin), 1/01/36	32,412	34,066
FHLMC, 3.134%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/29	12,693	12,949
FHLMC, 3.183%, (12-Month USD LIBOR +/- MBS margin), 1/01/37	32,881	34,518
FHLMC, 3.198%, (6-Month USD LIBOR +/- MBS margin), 1/01/26	1,411	1,454
FHLMC, 3.207%, (12-Month USD LIBOR +/- MBS margin), 4/01/36	164,668	171,901
FHLMC, 3.221%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/37	464,956	491,884
FHLMC, 3.228%, (12-Month USD LIBOR +/- MBS margin), 6/01/41	352,229	370,704
FHLMC, 3.231%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/32	6,359	6,685
FHLMC, 3.232%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	36,137	37,883
FHLMC, 3.233%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/35	503,760	537,340
FHLMC, 3.244%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/34	110,771	117,188
FHLMC, 3.249%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/36	110,485	116,835
FHLMC, 3.261%, (12-Month USD LIBOR +/- MBS margin), 1/01/38	50,616	52,969
FHLMC, 3.269%, (12-Month USD LIBOR +/- MBS margin), 12/01/36	95,728	100,641
FHLMC, 3.272%, (12-Month USD LIBOR +/- MBS margin), 8/01/34	402,887	421,411
FHLMC, 3.289%, (12-Month USD LIBOR +/- MBS margin), 6/01/37	131,279	137,420
FHLMC, 3.296%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	1,112,145	1,167,938
FHLMC, 3.309%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	582,684	615,148
FHLMC, 3.334%, (12-Month USD LIBOR +/- MBS margin), 2/01/36	139,118	146,264
FHLMC, 3.336%, (12-Month USD LIBOR +/- MBS margin), 1/01/37	6,189	6,488
FHLMC, 3.345%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/34	245,122	258,675
FHLMC, 3.349%, (12-Month USD LIBOR +/- MBS margin), 1/01/36	21,615	22,847
FHLMC, 3.349%, (12-Month USD LIBOR +/- MBS margin), 5/01/38	2,098,575	2,203,052
FHLMC, 3.351%, (12-Month USD LIBOR +/- MBS margin), 12/01/35	531,846	558,802
FHLMC, 3.353%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/34	526,636	559,509
FHLMC, 3.357%, (12-Month USD LIBOR +/- MBS margin), 1/01/36	66,352	70,042
FHLMC, 3.358%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	750,112	794,913
FHLMC, 3.365%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	2,018,032	2,128,629
FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/34	20,945	22,104
FHLMC, 3.375%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	34,385	36,289
FHLMC, 3.391%, (12-Month USD LIBOR +/- MBS margin), 5/01/33	9,456	9,969
FHLMC, 3.419%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	114,463	120,366
FHLMC, 3.439%, (12-Month USD LIBOR +/- MBS margin), 9/01/36	131,083	138,497
FHLMC, 3.449%, (12-Month USD LIBOR +/- MBS margin), 8/01/41	1,164,222	1,221,990
FHLMC, 3.452%, (12-Month USD LIBOR +/- MBS margin), 11/01/37	1,079,815	1,138,430
FHLMC, 3.453%, (12-Month USD LIBOR +/- MBS margin), 9/01/35	220,819	234,697

2 | Quarterly Statement of Investments | See Notes to Statement of Investments. libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.469%, (12-Month USD LIBOR +/- MBS margin), 8/01/36	$14,972	$15,795
FHLMC, 3.471%, (6-Month USD LIBOR +/- MBS margin), 9/01/30	6,477	6,697
FHLMC, 3.473%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	33,718	35,730
FHLMC, 3.477%, (12-Month USD LIBOR +/- MBS margin), 5/01/36	28,481	30,376
FHLMC, 3.478%, (12-Month USD LIBOR +/- MBS margin), 4/01/40	301,600	316,989
FHLMC, 3.479%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	102,343	108,296
FHLMC, 3.481%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/29	10,062	10,666
FHLMC, 3.488%, (12-Month USD LIBOR +/- MBS margin), 4/01/36	338,143	357,714
FHLMC, 3.493%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/29	21,693	22,699
FHLMC, 3.50%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	976,823	1,030,982
FHLMC, 3.507%, (12-Month USD LIBOR +/- MBS margin), 5/01/40	1,789,257	1,884,660
FHLMC, 3.515%, (12-Month USD LIBOR +/- MBS margin), 1/01/42	396,372	415,268
FHLMC, 3.518%, (12-Month USD LIBOR +/- MBS margin), 4/01/37	951,970	1,004,255
FHLMC, 3.568%, (12-Month USD LIBOR +/- MBS margin), 4/01/37	72,357	76,627
FHLMC, 3.575%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	7,992	8,438
FHLMC, 3.655%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	175,433	186,213
FHLMC, 3.685%, (12-Month USD LIBOR +/- MBS margin), 6/01/37	6,612	6,958
FHLMC, 5.504%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/24	2,025	2,090
		27,313,989
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.0%
FHLMC, 3.06%, 7/25/23	1,590,000	1,666,493
FHLMC, 3.25%, 4/25/23	1,200,000	1,269,444
FHLMC, 3.30%, 4/25/23	1,250,000	1,326,098
FHLMC, 3.31%, 5/25/23	1,600,000	1,698,421
FHLMC, 3.32%, 2/25/23	1,250,000	1,326,194
FHLMC, 3.458%, 8/25/23	1,562,000	1,671,309
[c] FHLMC, 3.50%, 9/01/46	1,650,000	1,709,941
		10,667,900

[b]Federal National Mortgage Association (FNMA) Adjustable Rate 25.7%
FNMA, 1.875%, (11th District COF +/- MBS margin), 9/01/17	22	22
FNMA, 1.875%, (11th District COF +/- MBS margin), 10/01/17	706	706
FNMA, 2.225%, (1 Year CMT +/- MBS margin), 1/01/31	23,645	23,609
FNMA, 2.23%, (1 Year CMT +/- MBS margin), 6/01/40	90,700	93,508
FNMA, 2.23%, (1 Year CMT +/- MBS margin), 7/01/40	4,602	4,602
FNMA, 2.23%, (1 Year CMT +/- MBS margin), 11/01/40	26,671	27,342
FNMA, 2.301%, (6-Month USD LIBOR +/- MBS margin), 9/01/33	1,148	1,197
FNMA, 2.397%, (6-Month USD LIBOR +/- MBS margin), 6/01/21	588	595
FNMA, 2.427%, (11th District COF +/- MBS margin), 8/01/29	108,453	109,284
FNMA, 2.488%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/23	11,451	11,781
FNMA, 2.502%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/18	117	117
FNMA, 2.556%, (6-Month USD LIBOR +/- MBS margin), 3/01/28	7,279	7,399
FNMA, 2.568%, (6-Month USD LIBOR +/- MBS margin), 11/01/33	2,518	2,630
FNMA, 2.569%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/17	41	41
FNMA, 2.571%, (11th District COF +/- MBS margin), 8/01/37	1,525,892	1,574,133
FNMA, 2.63%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/34	34,437	35,935
FNMA, 2.645%, (6-Month US T-Bill +/- MBS margin), 4/01/18	392	393
FNMA, 2.651%, (6-Month USD LIBOR +/- MBS margin), 11/01/33	5,612	5,733
FNMA, 2.652%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/29	4,458	4,646
FNMA, 2.66%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/33	156,543	164,402
FNMA, 2.683%, (6-Month US T-Bill +/- MBS margin), 1/01/20	1,286	1,303
FNMA, 2.706%, (6-Month USD LIBOR +/- MBS margin), 9/01/27	7,443	7,583
FNMA, 2.71%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/25	13,234	13,717
FNMA, 2.711%, (1 Year CMT +/- MBS margin), 10/01/35	435,374	456,010
FNMA, 2.711%, (1 Year CMT +/- MBS margin), 11/01/35	67,951	71,534
FNMA, 2.723%, (1 Year CMT +/- MBS margin), 11/01/35	65,572	68,716

libertyshares.com Quarterly Statement of Investments | See Notes to Statement of Investments. 3

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.733%, (1 Year CMT +/- MBS margin), 11/01/35	$56,095	$58,802
FNMA, 2.744%, (1 Year CMT +/- MBS margin), 11/01/35	68,999	72,336
FNMA, 2.75%, (6-Month USD LIBOR +/- MBS margin), 10/01/34	8,403	8,623
FNMA, 2.754%, (1 Year CMT +/- MBS margin), 11/01/35	466,098	488,828
FNMA, 2.756%, (1 Year CMT +/- MBS margin), 11/01/35	61,653	64,758
FNMA, 2.761%, (6-Month USD LIBOR +/- MBS margin), 5/01/32	11,084	11,781
FNMA, 2.761%, (1 Year CMT +/- MBS margin), 11/01/35	194,443	203,913
FNMA, 2.775%, (1 Year CMT +/- MBS margin), 11/01/35	148,246	155,575
FNMA, 2.786%, (1 Year CMT +/- MBS margin), 11/01/35	275,023	288,645
FNMA, 2.793%, (1 Year CMT +/- MBS margin), 10/01/35	1,046,107	1,095,964
FNMA, 2.796%, (12-Month USD LIBOR +/- MBS margin), 10/01/34	109,122	113,466
FNMA, 2.805%, (6-Month USD LIBOR +/- MBS margin), 8/01/33	8,095	8,330
FNMA, 2.806%, (1 Year CMT +/- MBS margin), 11/01/35	70,191	73,710
FNMA, 2.809%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/33	18,041	18,996
FNMA, 2.812%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	5,083	5,391
FNMA, 2.813%, (6-Month USD LIBOR +/- MBS margin), 2/01/36	713,287	736,510
FNMA, 2.828%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/34	105,291	110,566
FNMA, 2.859%, (6-Month USD LIBOR +/- MBS margin), 12/01/24	3,537	3,650
FNMA, 2.868%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/28	4,035	4,216
FNMA, 2.876%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/32	2,205	2,315
FNMA, 2.88%, (6-Month USD LIBOR +/- MBS margin), 1/01/35	5,180	5,393
FNMA, 2.883%, (12-Month USD LIBOR +/- MBS margin), 10/01/35	4,783	5,008
FNMA, 2.883%, (6-Month USD LIBOR +/- MBS margin), 11/01/35	21,664	22,429
FNMA, 2.888%, (6-Month USD LIBOR +/- MBS margin), 1/01/35	8,602	8,897
FNMA, 2.889%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/34	199,634	210,426
FNMA, 2.893%, (6-Month USD LIBOR +/- MBS margin), 11/01/33	8,019	8,151
FNMA, 2.913%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/39	131,894	139,098
FNMA, 2.917%, (6-Month USD LIBOR +/- MBS margin), 5/01/36	29,218	30,231
FNMA, 2.924%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/34	43,938	46,518
FNMA, 2.925%, (6-Month USD LIBOR +/- MBS margin), 11/01/34	9,521	9,738
FNMA, 2.925%, (6-Month USD LIBOR +/- MBS margin), 5/01/35	14,931	15,481
FNMA, 2.925%, (6-Month USD LIBOR +/- MBS margin), 5/01/33	18,462	19,106
FNMA, 2.93%, (6-Month USD LIBOR +/- MBS margin), 2/01/33	271,713	280,692
FNMA, 2.94%, (6-Month USD LIBOR +/- MBS margin), 6/01/35	32,867	34,097
FNMA, 2.94%, (6-Month USD LIBOR +/- MBS margin), 7/01/35	50,074	51,897
FNMA, 2.945%, (6-Month USD LIBOR +/- MBS margin), 11/01/35	12,584	13,016
FNMA, 2.949%, (6-Month USD LIBOR +/- MBS margin), 4/01/36	12,016	12,479
FNMA, 2.953%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/36	195,473	204,481
FNMA, 2.963%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/40	92,533	96,885
FNMA, 2.97%, (6-Month USD LIBOR +/- MBS margin), 3/01/35	265,168	274,617
FNMA, 2.976%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/32	4,366	4,588
FNMA, 2.976%, (6-Month USD LIBOR +/- MBS margin), 3/01/34	25,003	25,890
FNMA, 2.977%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/37	84,202	88,719
FNMA, 2.98%, (12-Month USD LIBOR +/- MBS margin), 12/01/32	38,457	40,592
FNMA, 2.98%, (6-Month USD LIBOR +/- MBS margin), 6/01/34	421,288	437,105
FNMA, 2.984%, (6-Month USD LIBOR +/- MBS margin), 3/01/36	9,515	9,862
FNMA, 2.988%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/25	19,906	21,021
FNMA, 2.989%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/38	1,083,936	1,142,199
FNMA, 2.992%, (6-Month USD LIBOR +/- MBS margin), 4/01/36	19,247	20,017
FNMA, 3.00%, (6-Month USD LIBOR +/- MBS margin), 4/01/36	6,985	7,246
FNMA, 3.002%, (1 Year CMT +/- MBS margin), 5/01/36	165,904	175,655
FNMA, 3.005%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/33	16,273	17,215
FNMA, 3.009%, (6-Month USD LIBOR +/- MBS margin), 11/01/35	1,422,593	1,476,513
FNMA, 3.011%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/38	2,009,480	2,117,773
FNMA, 3.018%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	150,951	157,690
FNMA, 3.021%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/40	185,890	195,964

4 | Quarterly Statement of Investments | See Notes to Statement of Investments. libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.024%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/35	$122,488	$128,814
FNMA, 3.031%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/35	195,179	205,289
FNMA, 3.031%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/36	61,710	64,587
FNMA, 3.039%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/35	138,942	145,267
FNMA, 3.039%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/38	560,269	583,568
FNMA, 3.039%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/39	6,002	6,312
FNMA, 3.063%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/32	72,545	75,043
FNMA, 3.065%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/36	23,161	24,393
FNMA, 3.07%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/33	35,217	37,183
FNMA, 3.073%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/33	15,045	15,666
FNMA, 3.079%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/36	359,470	379,629
FNMA, 3.079%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/40	509,713	538,208
FNMA, 3.084%, (US 1 Year CMT T-Note +/- MBS margin), 1/01/28	26,579	27,589
FNMA, 3.087%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/35	145,039	153,299
FNMA, 3.091%, (US 1 Year CMT T-Note +/- MBS margin), 2/01/37	69,323	73,169
FNMA, 3.095%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/36	2,341,543	2,470,096
FNMA, 3.097%, (1 Year CMT +/- MBS margin), 10/01/36	146,865	155,976
FNMA, 3.10%, (12-Month USD LIBOR +/- MBS margin), 11/01/34	16,463	17,334
FNMA, 3.104%, (1 Year CMT +/- MBS margin), 9/01/36	115,062	122,273
FNMA, 3.109%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	120,179	124,990
FNMA, 3.114%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/35	50,689	53,992
FNMA, 3.115%, (6-Month USD LIBOR +/- MBS margin), 12/01/34	25,131	26,211
FNMA, 3.126%, (12-Month USD LIBOR +/- MBS margin), 12/01/32	7,043	7,356
FNMA, 3.145%, (6-Month USD LIBOR +/- MBS margin), 11/01/34	91,516	96,963
FNMA, 3.154%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/29	3,982	4,066
FNMA, 3.163%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/39	13,145	14,030
FNMA, 3.175%, (US 1 Year CMT T-Note +/- MBS margin), 4/01/34	91,836	96,785
FNMA, 3.184%, (US 1 Year CMT T-Note +/- MBS margin), 11/01/34	39,874	41,876
FNMA, 3.19%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	46,589	48,855
FNMA, 3.192%, (12-Month USD LIBOR +/- MBS margin), 12/01/34	47,333	49,795
FNMA, 3.20%, (6-Month USD LIBOR +/- MBS margin), 2/01/35	30,534	32,278
FNMA, 3.201%, (US 1 Year CMT T-Note +/- MBS margin), 10/01/33	372,125	389,991
FNMA, 3.204%, (US 1 Year CMT T-Note +/- MBS margin), 6/01/35	119,391	125,667
FNMA, 3.209%, (12-Month USD LIBOR +/- MBS margin), 12/01/34	22,212	23,333
FNMA, 3.212%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	70,955	74,519
FNMA, 3.212%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/38	19,479	20,545
FNMA, 3.214%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	20,651	21,719
FNMA, 3.215%, (12-Month USD LIBOR +/- MBS margin), 2/01/36	52,718	55,086
FNMA, 3.221%, (12-Month USD LIBOR +/- MBS margin), 2/01/35	89,894	94,214
FNMA, 3.223%, (12-Month USD LIBOR +/- MBS margin), 1/01/33	27,891	28,695
FNMA, 3.232%, (6-Month USD LIBOR +/- MBS margin), 1/01/25	2,950	3,053
FNMA, 3.232%, (12-Month USD LIBOR +/- MBS margin), 12/01/34	541,615	570,760
FNMA, 3.238%, (US 1 Year CMT T-Note +/- MBS margin), 7/01/28	4,661	4,837
FNMA, 3.249%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	67,568	71,026
FNMA, 3.25%, (12-Month USD LIBOR +/- MBS margin), 10/01/33	147,758	156,787
FNMA, 3.256%, (12-Month USD LIBOR +/- MBS margin), 2/01/35	35,448	37,292
FNMA, 3.258%, (12-Month USD LIBOR +/- MBS margin), 11/01/37	476,672	499,328
FNMA, 3.259%, (12-Month USD LIBOR +/- MBS margin), 1/01/35	112,502	118,690
FNMA, 3.26%, (12-Month USD LIBOR +/- MBS margin), 12/01/39	82,115	85,967
FNMA, 3.267%, (US 1 Year CMT T-Note +/- MBS margin), 8/01/32	13,292	13,772
FNMA, 3.276%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	27,949	29,247
FNMA, 3.284%, (US 1 Year CMT T-Note +/- MBS margin), 12/01/30	12,579	13,192
FNMA, 3.284%, (12-Month USD LIBOR +/- MBS margin), 4/01/33	13,973	14,707
FNMA, 3.287%, (US 1 Year CMT T-Note +/- MBS margin), 5/01/33	90,469	95,769
FNMA, 3.293%, (US 1 Year CMT T-Note +/- MBS margin), 9/01/35	210,406	221,362
FNMA, 3.302%, (12-Month USD LIBOR +/- MBS margin), 10/01/40	1,678,232	1,762,559

libertyshares.com Quarterly Statement of Investments | See Notes to Statement of Investments. 5

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 ( UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[b]Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.306%, (12-Month USD LIBOR +/- MBS margin), 1/01/38	$391,320	$410,421
FNMA, 3.31%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	366,870	386,169
FNMA, 3.313%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	351,002	368,147
FNMA, 3.326%, (12-Month USD LIBOR +/- MBS margin), 9/01/38	283,788	299,127
FNMA, 3.328%, (12-Month USD LIBOR +/- MBS margin), 7/01/34	2,328	2,429
FNMA, 3.331%, (12-Month USD LIBOR +/- MBS margin), 3/01/42	767,621	808,077
FNMA, 3.333%, (12-Month USD LIBOR +/- MBS margin), 9/01/35	769,748	808,149
FNMA, 3.337%, (12-Month USD LIBOR +/- MBS margin), 7/01/36	242,760	253,976
FNMA, 3.343%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	1,240,848	1,307,847
FNMA, 3.354%, (12-Month USD LIBOR +/- MBS margin), 8/01/38	666,642	702,367
FNMA, 3.357%, (12-Month USD LIBOR +/- MBS margin), 7/01/35	209,495	220,460
FNMA, 3.363%, (12-Month USD LIBOR +/- MBS margin), 9/01/39	333,879	352,002
FNMA, 3.37%, (12-Month USD LIBOR +/- MBS margin), 4/01/33	1,928	2,042
FNMA, 3.373%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	48,007	50,469
FNMA, 3.375%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	5,916	6,208
FNMA, 3.375%, (12-Month USD LIBOR +/- MBS margin), 4/01/40	788,200	830,074
FNMA, 3.379%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	18,642	19,658
FNMA, 3.381%, (12-Month USD LIBOR +/- MBS margin), 11/01/36	98,013	103,276
FNMA, 3.39%, (12-Month USD LIBOR +/- MBS margin), 11/01/35	440,432	464,140
FNMA, 3.40%, (12-Month USD LIBOR +/- MBS margin), 4/01/33	1,705	1,742
FNMA, 3.411%, (12-Month USD LIBOR +/- MBS margin), 9/01/35	399,701	422,584
FNMA, 3.422%, (12-Month USD LIBOR +/- MBS margin), 5/01/38	1,895,470	2,004,465
FNMA, 3.423%, (12-Month USD LIBOR +/- MBS margin), 9/01/37	2,018	2,131
FNMA, 3.443%, (12-Month USD LIBOR +/- MBS margin), 3/01/37	497,503	524,916
FNMA, 3.444%, (12-Month USD LIBOR +/- MBS margin), 3/01/35	113,640	119,597
FNMA, 3.444%, (12-Month USD LIBOR +/- MBS margin), 12/01/35	82,071	86,844
FNMA, 3.453%, (12-Month USD LIBOR +/- MBS margin), 11/01/36	320,250	338,419
FNMA, 3.455%, (12-Month USD LIBOR +/- MBS margin), 1/01/37	108,060	114,409
FNMA, 3.47%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	55,010	58,239
FNMA, 3.478%, (12-Month USD LIBOR +/- MBS margin), 8/01/36	224,762	236,864
FNMA, 3.515%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	301,827	319,094
FNMA, 3.536%, (12-Month USD LIBOR +/- MBS margin), 5/01/37	414,358	438,929
FNMA, 3.558%, (12-Month USD LIBOR +/- MBS margin), 7/01/41	321,616	337,786
FNMA, 3.563%, (12-Month USD LIBOR +/- MBS margin), 5/01/35	238,107	252,252
FNMA, 3.581%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	821,674	866,625
FNMA, 3.586%, (12-Month USD LIBOR +/- MBS margin), 9/01/40	186,717	196,138
FNMA, 3.588%, (12-Month USD LIBOR +/- MBS margin), 6/01/36	76,386	80,493
FNMA, 3.598%, (12-Month USD LIBOR +/- MBS margin), 8/01/37	133,418	142,004
FNMA, 3.605%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	71,058	74,974
FNMA, 3.605%, (12-Month USD LIBOR +/- MBS margin), 6/01/35	272,043	287,048
FNMA, 3.635%, (12-Month USD LIBOR +/- MBS margin), 9/01/38	300,193	317,655
FNMA, 3.73%, (12-Month USD LIBOR +/- MBS margin), 8/01/35	82,904	88,053
FNMA, 3.736%, (11th District COF +/- MBS margin), 10/01/27	608	608
FNMA, 4.08%, (12-Month USD LIBOR +/- MBS margin), 3/01/36	49,222	53,153
FNMA, 4.215%, (11th District COF +/- MBS margin), 8/01/28	34,330	36,582
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS margin), 3/01/33	162,868	170,431
FNMA, 5.00%, (6-Month USD LIBOR +/- MBS margin), 4/01/33	955	994
		38,961,078

Federal National Mortgage Association (FNMA) Fixed Rate 5.3%
FNMA, 3.00%, 2/01/32	6,546,315	6,765,065
[c]FNMA, 3.50%, 9/15/45	1,250,000	1,295,190
		8,060,255

Government National Mortgage Association (GNMA) Fixed Rate 4.6%
GNMA, 3.50%, 3/20/47	3,420,047	3,571,478

6 | Quarterly Statement of Investments | See Notes to Statement of Investments. libertyshares.com

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2017 (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal
	Amount	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
[c]GNMA, 4.00%, 9/01/47	$3,300,000	$3,477,633
		7,049,111
Total Mortgage-Backed Securities (Cost $92,260,013)		92,052,333
Total Investments before Short Term Investments (Cost $147,804,642)		147,785,243
	Shares
Short Term Investments (Cost $668,760) 0.4%
Money Market Funds 0.4%
[d,e]Institutional Fiduciary Trust Money Market Portfolio, 0.66%	668,760	668,760
Total Investments (Cost $148,473,402) 97.7%		148,454,003
TBA Sale Commitments (1.4)%		(2,091,916)
Other Assets, less Liabilities 3.7%		5,520,945
Net Assets 100.0%		$151,883,032
	Principal
	Amount
TBA Sale Commitments (Proceeds ($2,083,950))
Federal National Mortgage Association (FNMA) Fixed Rate (1.4)%
[f]FNMA, 4.00%, 9/15/45	$(1,980,000)	$(2,091,916)

aPrincipal amount of security is adjusted for inflation.
bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-
through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
cSecurity purchased on a to-be-announced (TBA) basis.
dThe rate shown is the annualized seven-day yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.
fSecurity sold on a TBA basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.
At August 31, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/
						Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note		Short	55	$6,517,500	12/29/17	$(4,651)
U.S. Treasury 10 Yr. Note		Short	95	12,063,516	12/19/17	(18,050)
U.S. Treasury Long Bond		Short	3	468,281	12/19/17	(1,414)
U.S. Treasury Ultra 10 Yr. Note		Short	25	3,413,281	12/19/17	(6,313)
Total Futures Contracts						$(30,428)
*As of period end.

Abbreviations
Selected Portfolio
CMT	1 year Constant Maturity Treasury Index
COF	Cost of Funds
FHLB	Federal Home Loan Bank
FICO	Financing Corp.
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
USD	United States Dollar

libertyshares.com Quarterly Statement of Investments | See Notes to Statement of Investments. 7

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Liberty Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time or earlier when the NYSE closes early, on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2017, the Fund held investments in affiliated management investment companies as follows:

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$-	$55,732,910	$-	$55,732,910
Mortgage-Backed Securities	-	92,052,333	-	92,052,333
Short Term Investments	668,760	-	-	668,760
Total Investments in Securities	$668,760	$147,785,243	$-	$148,454,003

Liabilities:
Other Financial Instruments:
TBA Sale Commitments	$-	$2,091,916	$-	$2,091,916
Futures Contracts	30,428	-	-	30,428
Total Other Financial Instruments	$30,428	$2,091,916	$-	$2,122,344

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

       Finance and Administration

Date  October 26, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  October 26, 2017